UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/09

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California           February 4, 2010
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    16
Form 13F Information Table Value Total:              $166,582
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 12/31/09



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

AKAMAI
 TECHNOLOGIES INC    COMM STK	   00971T101   19,005	750,000	     SH		SOLE		  750,000	0    0
ANCESTRY COM INC.    COMM STK	   032803108	2,102	150,000	     SH		SOLE		  150,000	0    0
ARIBA INC	     COMM STK	   04033V203	3,756	300,000	     SH		SOLE		  300,000	0    0
APPLE COMPUTER	     COMM STK	   037833100	6,322	 30,000	     SH		SOLE		   30,000	0    0
BIOMARIN
 PHARMACEUTICAL INC  COMM STK	   09061G101	7,524	400,000	     SH		SOLE		  400,000	0    0
BLUE COAT
 SYSTEMS INC	     COMM STK	   09534T508   21,405	750,000	     SH		SOLE		  750,000	0    0
CELGENE CORP	     COMM STK	   151020104	8,909	160,000	     SH		SOLE		  160,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101	8,606	440,000	     SH		SOLE		  440,000	0    0
GOOGLE INC	     COMM STK	   38259P508   11,160	 18,000	     SH		SOLE		   18,000	0    0
ITRON INC.	     COMM STK	   465741106   13,514	200,000	     SH		SOLE		  200,000	0    0
LOGMEIN INC	     COMM STK	   54142L109   10,773	540,000	     SH		SOLE		  540,000	0    0
NEUSTAR INC	     CL A	   64126X201   17,510	760,000	     SH		SOLE	`	  760,000	0    0
PALM INC	     COMM STK	   696643105	5,517	550,000	     SH		SOLE		  550,000	0    0
QUEST SOFTWARE INC.  COMM STK	   74834T103   13,800	750,000	     SH		SOLE		  750,000	0    0
RESEARCH IN
 MOTION LTD	     COMM STK	   760975102   10,806	160,000	     SH		SOLE		  160,000	0    0
YAHOO INC	     COMM STK	   984332106	5,873	350,000	     SH		SOLE		  350,000	0    0


GRAND TOTAL			             $166,582

